Segment Information (Long-Lived Asset Information) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 428,093	$ 445,044
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	136,461	129,342
Other Americas
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	2,863	3,079
Total Americas
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	139,324	132,421
Germany
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	241,475	260,369
Other Europe
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	35,362	40,194
Asia Pacific and Rest of World
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 11,932	$ 12,060